Partners' Equity (Details) - USD ($)												1 Months Ended	6 Months Ended
	Jul. 25, 2025	May 27, 2025	May 22, 2025	May 07, 2025	Apr. 28, 2025	Apr. 22, 2025	Feb. 06, 2025	Feb. 04, 2025	Jan. 21, 2025	Oct. 23, 2018	Jul. 20, 2015	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Nov. 21, 2024
Partners' Equity:
Common unitholders - units outstanding												36,530,944	36,530,944		36,747,129
Common unitholders - units issued												36,530,944	36,530,944		36,747,129
General partner issued												35,526	35,526		35,526
General partner outstanding												35,526	35,526		35,526
Proceeds from repurchase of common units													$ 789,000
Percentage of mandatorily redeemable series B preferred units		8.75%
Series B preferred unit price excluding accrued and unpaid distributions	$ 25
Series B preferred unit price of accrued and unpaid distributions	$ 0.45258267
Deemed dividend on redeemable Series B Preferred Units (Note 8)		$ 2,031,000											2,031,000
Amount reclassified from equity to current liabilities		55,528,000
Dividend payable		$ 93,000,000
Series B Redeemable Preferred Units Interest												$ 529,000	$ 529,000
Cash distributions to Common unitholders														$ 2,025,000
Distribution made to limited partner, distributions paid per unit				$ 0.049			$ 0.049
Accrued dividends			$ 622,000									$ 529,000,000
Partner's
Partners' Equity:
Repurchase program																$ 10,000,000
Repurchase of common units													216,185
Proceeds from repurchase of common units													$ 789,000
Deemed dividend on redeemable Series B Preferred Units (Note 8)													2,031,000
General Partner
Partners' Equity:
Payments to general partner													$ 2,000	$ 0
Sponsor
Partners' Equity:
Common unitholders - units issued												15,595,000	15,595,000
Series A Preferred
Partners' Equity:
Issuance of units in public offering											3,000,000
Fixed payment rate per annum											9.00%		9.00%
Liquidation preference											$ 25
Proceeds from the offering											$ 72,300,000
Underwriting discount											2,400,000
Offering expenses											$ 300,000
Preferred units, outstanding												3,000,000	3,000,000		3,000,000
Preferred units, issued												3,000,000	3,000,000		3,000,000
Preferred units redeemed														0
Redemption price												$ 25	$ 25
Series A Preferred | Distribution From November 12, 2024, to February 11, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date									Jan. 21, 2025
Distribution made to limited partner, distributions paid per unit									$ 0.5625
Distribution made to limited and general partner distribution date									Feb. 12, 2025
Distribution made to limited and general partner date record									Feb. 05, 2025
Series A Preferred | Distribution From February 12, 2025, to May 11, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date						Apr. 22, 2025
Distribution made to limited partner, distributions paid per unit						$ 0.5625
Distribution made to limited and general partner distribution date						May 12, 2025
Distribution made to limited and general partner date record						May 05, 2025
Series B Preferred
Partners' Equity:
Issuance of units in public offering										2,200,000
Liquidation preference										$ 25
Proceeds from the offering										$ 53,000,000
Offering expenses										$ 2,000,000
Preferred units, outstanding												2,200,000	2,200,000
Preferred units, issued												2,200,000	2,200,000
Series B Preferred | From November 2023
Partners' Equity:
Preferred stock dividend basis spread on variable rate													5.593%
Series B Preferred | Any time on or after November 2023
Partners' Equity:
Redemption price												$ 25	$ 25
Series B Preferred | Distribution From And Issue Date To But Excluding November 22, 2023
Partners' Equity:
Fixed payment rate per annum													8.75%
Series B Preferred | Distribution From November 22, 2024, to February 23, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date								Feb. 04, 2025
Distribution made to limited partner, distributions paid per unit								$ 0.677286319
Distribution made to limited and general partner distribution date								Feb. 24, 2025
Distribution made to limited and general partner date record								Feb. 14, 2025
Series B Preferred | Distribution From February 24, 2025, to May 22, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date					Apr. 28, 2025
Distribution made to limited partner, distributions paid per unit					$ 0.614808
Distribution made to limited and general partner distribution date					May 22, 2025
Distribution made to limited and general partner date record					May 15, 2025